                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

                   Issued by Nationwide Life Insurance Company
                  through its Nationwide Variable Account - II

                   The date of this prospectus is May 1, 2000.

--------------------------------------------------------------------------------

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.


THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     o American Century VP Balanced
     o American Century VP Income & Growth
     o American Century VP International
     o American Century VP Value

DREYFUS
     o Dreyfus Investment Portfolios - European Equity Portfolio
     o The Dreyfus Socially Responsible Growth Fund, Inc.
     o Dreyfus Stock Index Fund, Inc.
     o Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)
     o Dreyfus Variable Investment Fund - Growth & Income Portfolio*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     o VIP Equity-Income Portfolio
     o VIP Growth Portfolio
     o VIP High Income Portfolio*
     o VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     o VIP II Asset Manager Portfolio
     o VIP II Contrafund(R) Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     o VIP III Growth Opportunities Portfolio

JANUS ASPEN SERIES
     o Janus Aspen Series - Capital Appreciation Portfolio: Service Shares
     o Janus Aspen Series - Global Technology Portfolio: Service Shares
     o Janus Aspen Series - International Growth Portfolio: Service Shares

MORGAN STANLEY
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     o Emerging Markets Debt Portfolio
     VAN KAMPEN LIFE INVESTMENT TRUST
     o Morgan Stanley Real Estate Securities Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST
     o Capital Appreciation Fund
     o Government Bond Fund
     o Money Market Fund
     o Total Return Fund
     o Nationwide Mid Cap Index Fund (subadviser: The Dreyfus Corporation)
     o Nationwide Multi Sector Bond Fund (subadviser: Miller, Anderson and Sherrerd, LLP)

     o Nationwide Small Cap Growth Fund (subadvisers: Franklin Advisers, Inc., Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC)
     o Nationwide Small Cap Value Fund (sub-adviser: The Dreyfus Corporation)
     o Nationwide Small Company Fund (sub-advisers: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management and Strong Capital Management, Inc.)
     o Nationwide Strategic Growth Fund (subadviser: Strong Capital Management, Inc.)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     o AMT Growth Portfolio
     o AMT Guardian Portfolio
     o AMT Limited Maturity Bond Portfolio
     o AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     o Oppenheimer Aggressive Growth Fund /VA
     o Oppenheimer Bond Fund/VA
     o Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
       Fund)
     o Oppenheimer Global Securities Fund/VA
     o Oppenheimer Main Street Growth & Income Fund/VA
     o Oppenheimer Multiple Strategies Fund/VA

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)

VAN ECK WORLDWIDE INSURANCE TRUST
     o Worldwide Bond Fund
     o Worldwide Emerging Markets Fund
     o Worldwide Hard Assets Fund

WARBURG PINCUS TRUST
     o Small Company Growth Portfolio

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     o American Century VP Capital Appreciation

STRONG VARIABLE INSURANCE FUNDS, INC.
     o Strong Discovery Fund II, Inc.
     o International Stock Fund II

WARBURG PINCUS TRUST
     o Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
     o International Equity Portfolio

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 2000) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 46.

For general information or to obtain FREE copies of the:

     o Statement of Additional Information;
     o prospectus, annual report or semi-annual report for any underlying mutual fund; and
     o required Nationwide forms,

call:  1-800-848-6331
       1-800-238-3035 (TDD)

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       ONE NATIONWIDE PLAZA, 1-05-P1
       COLUMBUS, OHIO 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                  www.sec.gov

Information about this and other Best of America products can be found at:
                              www.bestofamerica.com

THIS ANNUITY IS NOT:
o A BANK DEPOSIT
o ENDORSED BY A BANK OR GOVERNMENT AGENCY
o FEDERALLY INSURED
o AVAILABLE IN EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate the variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units in a contract plus any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) if the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as an Individual Retirement Annuity, Roth IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................................

SUMMARY OF CONTRACT EXPENSES..................................................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................................

EXAMPLE.......................................................................

SYNOPSIS OF THE CONTRACTS.....................................................

FINANCIAL STATEMENTS..........................................................

CONDENSED FINANCIAL INFORMATION...............................................

NATIONWIDE LIFE INSURANCE COMPANY.............................................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................................

TYPES OF CONTRACTS............................................................
     Non-Qualified Annuity Contracts
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Tax Sheltered Annuities

INVESTING IN THE CONTRACT.....................................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

CHARGES AND DEDUCTIONS........................................................
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP............................................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................................
     Minimum Initial and Subsequent Purchase Payments
     Guaranteed Term Options
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................................

SURRENDERS (REDEMPTIONS)......................................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity

LOAN PRIVILEGE................................................................
     Minimum and Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default

ASSIGNMENT....................................................................

CONTRACT OWNER SERVICES.......................................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................................

ANNUITIZING THE CONTRACT......................................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities

     Required Distributions for Individual Retirement Annuities
     Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................................

LEGAL PROCEEDINGS.............................................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............................

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................................

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception under the contract.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..................7%(1)

Range of CDSC over time:

-------------------------------- ------------------------
NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
-------------------------------- ------------------------
               0                           7%
-------------------------------- ------------------------
               1                           6%
-------------------------------- ------------------------
               2                           5%
-------------------------------- ------------------------
               3                           4%
-------------------------------- ------------------------
               4                           3%
-------------------------------- ------------------------
               5                           2%
-------------------------------- ------------------------
               6                           1%
-------------------------------- ------------------------
               7                           0%
-------------------------------- ------------------------

(1)Each contract year, the contract owner may withdraw without a CDSC the greater of:
   a) 10% of all purchase payments made to the contract; or

   b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued as Tax Sheltered Annuities.



VARIABLE ACCOUNT CHARGES(2)
(as a percentage of daily net assets of the variable account)

Mortality and Expense Risk Charges.............1.25%
Administration Charge..........................0.15%
     Total Variable Account Charges............1.40%

(2)These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annual rate noted above.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

------------------------------------------------------------------------------------------------------------------------
                                                             MANAGEMENT       OTHER          12b-1      TOTAL MUTUAL
                                                                FEES         EXPENSES         FEES      FUND EXPENSES
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American             0.90%          0.00%          0.00%          0.90%
Century VP Balanced
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American             1.00%          0.00%          0.00%          1.00%
Century VP Capital Appreciation
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American             0.70%          0.00%          0.00%          0.70%
Century VP Income & Growth
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American             1.34%          0.00%          0.00%          1.34%
Century VP International
------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American             1.00%          0.00%          0.00%          1.00%
Century VP Value
------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                                  0.25%          0.01%          0.00%          0.26%
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Appreciation Portfolio        0.43%          0.35%          0.00%          0.78%
(formerly, Dreyfus Variable Investment Fund- Capital
Appreciation Portfolio)
------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund- Growth & Income Portfolio     0.75%          0.04%          0.00%          0.79%
------------------------------------------------------------------------------------------------------------------------
Dreyfus European Equity Portfolio                               1.00%          0.50%          0.00%          1.50%
------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.              0.75%          0.04%          0.00%          0.79%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                            0.48%          0.08%          0.00%          0.56%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                   0.58%          0.07%          0.00%          0.65%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                              0.58%          0.11%          0.00%          0.69%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                 0.73%          0.14%          0.00%          0.87%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                         0.53%          0.09%          0.00%          0.62%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio                         0.58%          0.07%          0.00%          0.65%
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio                 0.58%          0.10%          0.00%          0.68%
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:            0.65%          0.04%          0.25%          0.94%
Service Shares
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service       0.65%          0.13%          0.25%          1.03%
Shares
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:            0.65%          0.11%          0.25%          1.01%
Service Shares
------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc.- Emerging      0.45%          0.98%          0.00%          1.43%
Markets Debt Portfolio
------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                                 0.60%          0.14%          0.00%          0.74%
------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                                      0.50%          0.15%          0.00%          0.65%
------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                                         0.39%          0.15%          0.00%          0.54%
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                              0.88%          0.15%          0.00%          1.03%
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                          0.75%          0.15%          0.00%          0.90%
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund                           1.10%          0.20%          0.00%          1.30%
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                           0.90%          0.10%          0.00%          1.00%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap Value Fund                           0.90%          0.15%          0.00%          1.05%
------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund                             0.98%          0.17%          0.00%          1.15%
------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund                                         0.58%          0.14%          0.00%          0.72%
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT- Growth Portfolio                          0.84%          0.08%          0.00%          0.92%
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT- Guardian Portfolio                        0.85%          0.15%          0.00%          1.00%
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT- Limited Maturity Bond Portfolio           0.65%          0.11%          0.00%          0.76%
------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Partners Portfolio                         0.80%          0.07%          0.00%          0.87%
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                           0.66%          0.01%          0.00%          0.67%
------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                         MANAGEMENT       OTHER          12b-1       TOTAL MUTUAL
                                                            FEES         EXPENSES         FEES       FUND EXPENSES
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds- Oppenheimer Bond        0.72%          0.01%          0.00%          0.73%
Fund/VA
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds- Oppenheimer             0.68%          0.02%          0.00%          0.70%
Capital Appreciation Fund/VA (formerly Oppenheimer
Growth Fund)
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds- Oppenheimer Global      0.67%          0.02%          0.00%          0.69%
Securities Fund/VA
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA             0.73%          0.05%          0.00%          0.78%
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds- Oppenheimer             0.72%          0.01%          0.00%          0.73%
Multiple Strategies Fund/VA
--------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                            1.00%          0.14%          0.00%          1.14%
--------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.- Discovery Fund       1.00%          0.14%          0.00%          1.14%
II, Inc.
--------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-International         1.00%          0.16%          0.00%          1.16%
Stock Fund II
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide Bond Fund      1.00%          0.22%          0.00%          1.22%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide Emerging       1.00%          0.34%          0.00%          1.34%
Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide Hard           1.00%          0.26%          0.00%          1.26%
Assets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust- Morgan Stanley Real       0.97%          0.13%          0.00%          1.10%
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- International Equity Portfolio        1.00%          0.32%          0.00%          1.32%
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Global Post-Venture Capital           1.07%          0.33%          0.00%          1.40%
Portfolio
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Small Company Growth Portfolio        0.90%          0.24%          0.00%          1.14%
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                         Management       Other          12b-1       Total Mutual
                                                            Fees         Expenses         Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Dreyfus: European Equity Portfolio                          1.00%          3.17%          0.00%          4.17%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                        0.48%          0.09%          0.00%          0.57%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               0.58%          0.08%          0.00%          0.66%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                             0.73%          0.18%          0.00%          0.91%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                     0.53%          0.10%          0.00%          0.63%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio                     0.58%          0.09%          0.00%          0.67%
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio             0.58%          0.11%          0.00%          0.69%
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging          0.80%          0.98%          0.00%          1.78%
Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index Fund                          0.88%          0.86%          0.00%          1.74%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector Bond Fund                      0.75%          0.27%          0.00%          1.02%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund                       1.10%          1.30%          0.00%          2.40%
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Growth Fund                       0.90%          0.33%          0.00%          1.23%
--------------------------------------------------------------------------------------------------------------------
NSAT-Nationwide Small Cap Value Fund                        0.90%          0.37%          0.00%          1.27%
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide Emerging        1.00%          0.54%          0.00%          1.54%
Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust - Morgan Stanley Real      1.00%          0.13%          0.00%          1.13%
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global  Post-Venture Capital         1.25%          0.33%          0.00%          1.58%
Portfolio
--------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects variable account charges of 1.40%. Deductions for premium taxes are not reflected but may apply.

--------------------------------------------------------------------------------------------------------------------------
                                  If you surrender your     If you do not surrender your  If you annuitize your contract
                                contract at the end of the   contract at the end of the    at the end of the applicable
                                  applicable time period       applicable time period               time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.   3 Yrs. 5 Yrs. 10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs. 5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        87     119    154     272      24    74     127     272      *     74     127     272
Portfolios, Inc.- American
Century VP Balanced
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        88     122    159     282      25    77     132     282      *     77     132     282
Portfolios, Inc.- American
Century VP Capital
Appreciation
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        85     113    144     250      22    68     117     250      *     68     117     250
Portfolios, Inc.- American
Century VP Income & Growth
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        92     133    177     317      29    88     150     317      *     88     150     317
Portfolios, Inc.- American
Century VP International
--------------------------------------------------------------------------------------------------------------------------
American Century Variable        88     122    159     282      25    77     132     282      *     77     132     282
Portfolios, Inc.- American
Century VP Value
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.   80      99    120     202      17    54     93      202      *     54      93     202
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment      86     116    148     259      23    71     121     259      *     71     121     259
Fund- Appreciation Portfolio
(formerly, Dreyfus Variable
Investment Fund- Capital
Appreciation Portfolio)
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment      86     116    148     260      23    71     121     260      *     71     121     260
Fund- Growth & Income
Portfolio
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially             86     116    148     260      23    71     121     260      *     71     121     260
Responsible Growth Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios    91     130    172     308      28    85     145     308      *     85     145     308
- European Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income       84     109    136     235      21    64     109     235      *     64     109     235
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio    85     111    141     245      22    66     114     245      *     66     114     245
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income         85     113    143     249      22    68     116     249      *     68     116     249
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Overseas           87     118    153     268      24    73     126     268      *     73     126     268
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager    84     110    139     242      21    65     112     242      *     65     112     242
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)    85     111    141     245      22    66     114     245      *     66     114     245
Portfolio
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                   If you surrender your      If you do not surrender your  If you annuitize your contract
                                 contract at the end of the    contract at the end of the    at the end of the applicable
                                   applicable time period        applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
                                1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.   1 Yr. 3 Yrs. 5 Yrs. 10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth          85    112     143     248      22    67     116     245      *     67     116      248
Opportunities Portfolio
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital     85    113     143     249      22    68     116     249      *     68     116      249
Appreciation Portfolio:
Service Shares
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global      86    116     148     259      23    71     121     259      *     71     121      259
Technology Portfolio: Service
Shares
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -             86    115     147     257      23    70     120     257      *     70     120      257
International Growth
Portfolio: Service Shares
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      93    136     182     326      30    91     155     326      *     91     155      326
Funds, Inc.- Emerging Markets
Debt Portfolio
---------------------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation       85    114     146     255      22    69     119     255      *     69     119      255
Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund       85    111     141     245      22    66     114     245      *     66     114      245
---------------------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund          83    108     135     233      20    63     108     233      *     63     108      233
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Mid Cap Index    89    123     161     285      26    78     134     285      *     78     134      285
Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Multi Sector     87    119     154     272      24    74     127     272      *     74     127      272
Bond Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap        91    132     175     313      28    87     148     313      *     87     148      313
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Cap       89    124     162     287      26    79     135     287      *     79     135      287
Value Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small           90    127     167     298      27    82     140     298      *     82     140      298
Company Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic        88    122     159     282      25    77     132     282      *     77     132      282
Growth Fund
---------------------------------------------------------------------------------------------------------------------------
NSAT- Total Return Fund          85    114     145     253      22    69     118     253      *     69     118      253
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Growth      87    120     155     274      24    75     128     274      *     75     128      274
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-            88    122     159     282      25    77     132     282      *     77     132      282
Guardian Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-Limited     86    115     147     257      23    70     120     257      *     70     120      257
Maturity Bond Portfolio
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-            87    118     153     268      24    73     126     268      *     73     126      268
Partners Portfolio
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Oppenheimer      85    112     142     247      22    67     115     247      *     67     115      247
Aggressive Growth Fund/VA
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Oppenheimer      85    114     145     254      22    69     118     254      *     69     118      254
Bond Fund/VA
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract If you do not surrender your If you annuitize your contract
                               at the end of the applicable   contract at the end of the   at the end of the applicable
                                       time period              applicable time period               time period
--------------------------------------------------------------------------------------------------------------------------
                                1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs  5 Yrs. 10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer VAF- Oppenheimer     85    113     143     249     22     68     116     249     *      68     116     249
Global Securities Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer VAF- Oppenheimer     85    113     144     250     22     68     117     250     *      68     117     250
Capital Appreciation Fund/VA
(formerly Oppenheimer Growth
Fund)
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Oppenheimer      86    116     148     259     23     71     121     259     *      71     121     259
Main Street Growth & Income
Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer VAF-Oppenheimer      85    114     145     254     22     69     118     254     *      69     118     254
Multiple Strategies Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,      90    127     167     297     27     82     140     297     *      82     140     297
Inc.
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance        90    127     167     297     27     82     140     297     *      82     140     297
Funds, Inc.- Discovery Fund
II, Inc.
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance        90    128     168     299     27     83     141     299     *      83     141     299
Funds, Inc.- International
Stock Fund II
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      91    129     171     305     28     84     144     305     *      84     144     305
Trust- Worldwide Bond Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      92    133     177     317     29     88     150     317     *      88     150     317
Trust- Worldwide Emerging
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      91    131     173     309     28     86     146     309     *      86     146     309
Trust- Worldwide Hard Assets
Fund
--------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment       89    126     165     292     26     81     138     292     *      81     138     292
Trust- Morgan Stanley Real
Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus                   92    133     176     315     29     88     149     315     *      88     149     315
Trust-International Equity
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Global      92    135     180     323     29     90     153     323     *      90     153     323
Post-Venture Capital Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Small      90    127     167     297     27     82     140     297     *      82     140     297
Company Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------

*Contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner(s)" will mean "participant(s)," unless the plan otherwise permits or requires the contract owner to exercise contract rights under the authority of the plan terms.

The contracts can be categorized as:

     o Non-Qualified;
     o 401(a) Investment-only;
     o IRAs, with contributions rolled over or transferred from certain tax-qualified plans;
     o Roth IRAs; and
     o Tax Sheltered Annuities, with contributions rolled over or transferred from other Tax Sheltered Annuity plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------
Charitable                  $0                $0
Remainder Trust
-------------------- ----------------- ------------------
401(a)                   $15,000            $1,000
Investment-only
-------------------- ----------------- ------------------

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide deducts an Administration Charge equal to an annual rate of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for incurring administrative expenses related to contract issuance and maintenance.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges, which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Variable Payment Annuity"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC shall mean Nationwide Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED ANNUITY CONTRACTS

A Non-Qualified Annuity Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Annuity Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Annuity contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAs)

Individual Retirement Annuities are contracts that are issued by insurance companies and satisfy the following requirements:

o the contract is not transferable by the owner;

o the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts and Individual Retirement Annuities, from Tax

Sheltered Annuities, and from qualified retirement plans, including 401(k) plans.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAs

Roth IRA contracts are contracts that are issued by insurance companies and satisfy the following requirements:

o the contract is not transferable by the owner;

o the premiums are not fixed;

o the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludible from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under IRAs, Investment-only contracts, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read along with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the

Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter after the maturity date.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options are not available in the states of Oregon or Washington.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the 12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The investment income earned by the fixed account will be allocated to the contracts at varying rate(s) set by Nationwide. The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The Mortality Risk Charge is equal to an annual rate of 0.80% of the daily net assets of the variable account. The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The Expense Risk Charge is equal to an annual rate of 0.45% of the daily net assets of the variable account. The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of 0.15% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 NUMBER OF YEARS FROM DATE               CDSC
    OF PURCHASE PAYMENT               PERCENTAGE
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            6%
----------------------------- ---------------------------
             2                            5%
----------------------------- ---------------------------
             3                            4%
----------------------------- ---------------------------
             4                            3%
----------------------------- ---------------------------
             5                            2%
----------------------------- ---------------------------
             6                            1%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.5% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a) 10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2) upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b) where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity contracts issued prior to February 20, 1996, or issued in state jurisdictions prior to the approval by insurance regulatory authorities of applicable contract forms, Nationwide will waive the CDSC when:

     (a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

     (b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

     (c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined from the contract anniversary date immediately preceding the distribution;

     (d) the plan participant has participated in the contract for at least
         15 years as determined from the contract anniversary date immediately preceding the distribution;

     (e) the plan participant dies; or

     (f) the contract is annuitized after 2 years from the inception of the contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1) the time the contract is surrendered;

     (2) annuitization; or

     (3) such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract including the right to designate and change any designations of the contract owner, contingent owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     o on a Nationwide form;

     o signed by the contract owner; and

     o received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract. If a contract owner who is NOT the annuitant dies before the annuitization date, the joint owner becomes the contract owner.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     o joint owners can only be named for Non-Qualified Contracts;

     o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently of either joint owner; and

     o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner. However, if the contingent owner dies before the contract owner, and there is no surviving joint owner, all of the contract benefits that would have gone to the contingent owner will go to the contract owner's estate.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. The beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survives the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT
MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------- ----------------- ------------------
                     MINIMUM INITIAL        MINIMUM
     CONTRACT        PURCHASE PAYMENT     SUBSEQUENT
       TYPE                                PAYMENTS
-------------------- ----------------- ------------------
Non-Qualified            $15,000            $1,000
-------------------- ----------------- ------------------
IRA                      $15,000            $1,000
-------------------- ----------------- ------------------
Roth IRA                 $15,000            $1,000
-------------------- ----------------- ------------------
Tax Sheltered            $15,000            $1,000
Annuity
-------------------- ----------------- ------------------
Charitable                  $0                $0
Remainder Trust
-------------------- ----------------- ------------------
401(a)                   $15,000            $1,000
Investment-only
-------------------- ----------------- ------------------

Subsequent purchase payments are not permitted in the State of New York.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o New Year's Day                  o Independence Day
o Martin Luther King, Jr. Day     o Labor Day
o Presidents' Day                 o Thanksgiving
o Good Friday                     o Christmas
o Memorial Day

Nationwide also will not price purchase payments if:

     (1) trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, the fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account;

     (2) amounts allocated to the fixed account; and

     (3) amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a) is:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period);

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate of 1.40% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     (2) adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

     (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however, Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. The maximum transferable amount will not be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Transfers from the Variable Account to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account.

Under no circumstances will the transfer limit be less 10% of the current value of the variable account and Guaranteed Term Option allocation, for any 12 month period which the transfer limit is imposed, but not including transfers made prior to the imposition of the transfer limit. However, Nationwide may refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term

Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

For transfers involving the variable account, Nationwide determines contract value as of the date the completed transfer request is received.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDERS (REDEMPTIONS)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     (a) the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
        Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before

        January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
---------------- ------------ ---------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
---------------- ------------ ---------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
---------------- ------------ ---------------------------

---------------- ------------ ---------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
---------------- ------------ ---------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT-Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     o the contract is surrendered;

     o the contract owner/annuitant dies;

     o the contract owner who is not the annuitant dies prior to annuitization;
       or

     o annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Investment-only Contracts, IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and/or the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account, Fidelity VIP High Income Portfolio, NSAT- Government Bond Fund, NSAT- Money Market Fund, Neuberger Berman AMT Limited Maturity Bond Portfolio to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date;

     2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

  ----------------------------- -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
     Age 59 1/2 through age 61            7%
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1) an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.



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

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday basis" by:

     (1) deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday basis" by:

     1) deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The death benefit value is determined as of the date the home office receives:

     (1) proper proof of the annuitant's death;

     (2) an election specifying the distribution method; and

     (3) any state required forms(s).

If the annuitant dies after the annuitization date, payment will be determined according to the selected annuity payment option.

The beneficiary may elect to receive the death benefit:

     (1) in a lump sum;

     (2) as an annuity; or

     (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

For contracts issued on or after May 1, 1998 or the date on which state insurance authorities approved applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     (1) the contract value;

     (2) the sum of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the contract value as of the most recent five year contract anniversary, less an adjustment for amounts surrendered since that five year contract anniversary.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

For contracts issued prior to May 1, 1998 or a date prior to which state insurance authorities approved applicable contract modifications:

If the annuitant dies prior to his or her 86th birthday, the dollar amount of the death benefit will be the greatest of:

     (1) the contract value;

     (2) the sum of all purchase payments, less amounts surrendered; or

     (3) the contract value as of the most recent five year contract anniversary, less amounts surrendered since that five year contract anniversary.

If the annuitant dies on or after his or her 86th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

         (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; or

         (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES

Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

     (a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     (b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in
(a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     (b) the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

     (a) the annuitant's life expectancy; or, if applicable,

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         (1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

         (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior nontaxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAs

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         (1) treat the contract as a Roth IRA established for his or her benefit; or

         (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o the type of contract purchased;

o the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners are encouraged to consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

o Individual Retirement Annuities;

o SEP IRAs;

o Roth IRAs;

o Tax Sheltered Annuities; and

o "Non-Qualified Annuities."

IRAs and SEP IRAs

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o it is made on or after the date on which the contract owner attains age 59 1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner; o it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance may be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled as defined in the Internal Revenue Code;

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o for qualified higher education expenses;

o used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution is:

o the result of a contract owner's death;

o the result of a contract owner's disability, as defined in the Internal Revenue Code;

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans; or

o purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o the distribution is made directly to another Tax Sheltered Annuity or an IRA;
  or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required). Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o a transfer of the contract from one contract owner to another; or

o a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

     o the failure to diversify was accidental;

     o the failure is corrected; and

     o a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     o semi-annual reports as of June 30 containing financial statements for the variable account; and

     o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000 Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000 the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future. The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     o precious metals;
     o real estate;
     o stocks and bonds;
     o closed-end funds;
     o bank money market deposit accounts and passbook savings;
     o CDs; and
     o the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     o S&P 500;
     o Shearson/Lehman Intermediate Government/Corporate Bond Index;
     o Shearson/Lehman Long-Term Government/Corporate Bond Index;
     o Donoghue Money Fund Average;
     o U.S. Treasury Note Index;
     o Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     o Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     o Lipper Analytical Services, Inc.;
     o CDA/Wiesenberger;
     o Morningstar;
     o Donoghue's;
     o magazines such as:
          => Money;
          => Forbes;
          => Kiplinger's Personal Finance Magazine;
          => Financial World;
          => Consumer Reports;
          => Business Week;
          => Time;
          => Newsweek;
          => National Underwriter; and
          => News and World Report;
     o LIMRA;
     o Value;
     o Best's Agent Guide;
     o Western Annuity Guide;

     o Comparative Annuity Reports;
     o Wall Street Journal;
     o Barron's;
     o Investor's Daily;
     o Standard & Poor's Outlook; and
     o Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $25,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized return is not annualized. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1999. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------
                                                                             10 Years or Date    Date Fund
                                                                             Fund Available in  Available in
                                              1 Year To      5 Years To       Variable Account  the Variable
            Sub-Account Options                12/31/99       12/31/99          To 12/31/99        Account
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,             2.22%          12.99%             9.56%          05-01-92
Inc.- American Century VP Balanced
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            55.92%          12.39%             9.84%          12-01-87
Inc.- American Century VP Capital
Appreciation
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            10.07%             N/A            11.83%          05-01-98
Inc.- American Century VP Income & Growth
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            55.45%          22.32%            19.11%          08-01-94
Inc.- American Century VP International
-------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios,            -8.38%             N/A             7.32%          12-23-96
Inc.- American Century VP Value
-------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                   12.62%          26.07%            20.62%          09-20-93
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                       3.60%             N/A            14.38%          07-14-97
Fund-Appreciation Portfolio (formerly,
Dreyfus Variable Investment Fund-Capital
Appreciation Portfolio)
-------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                       8.95%             N/A            12.26%          12-23-96
Fund - Growth & Income Portfolio
-------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth          21.96%          26.65%            22.31%          10-01-93
Fund, Inc.
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio             -1.46%          16.66%            12.89%          05-01-87
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    29.21%          27.72%            18.26%          12-01-87
-------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                0.34%           8.93%            10.86%          05-01-87
-------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                  34.33%          15.43%             9.87%          05-01-87
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio           3.24%          13.69%            11.57%          09-01-89
-------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio          16.22%             N/A            22.79%          07-03-95
-------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities            -3.49%             N/A            12.45%          07-14-97
Portfolio
-------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.-         21.27%             N/A            -6.64%          07-14-97
Emerging Markets Debt Portfolio
-------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                  -3.48%          22.38%            16.03%          05-01-92
-------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                       -9.75%           5.53%             6.16%          11-15-82
-------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                          -2.92%           3.29%             3.54%          02-25-82
-------------------------------------------------------------------------------------------------------------
NSAT Small Cap Value Fund                        19.75%             N/A             1.21%          10-31-97
-------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund              35.71%             N/A            21.15%          10-23-95
-------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                           -0.85%          18.82%            13.18%          11-15-82
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio            41.99%          24.37%            13.99%          12-01-87
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio           7.02%             N/A            -0.17%          05-01-98
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond       -6.24%           3.58%             4.38%          12-01-87
Portfolio
-------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio          -0.43%          19.07%            17.59%          08-01-94
-------------------------------------------------------------------------------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                                            10 Years or Date     Date Fund
                                                                            Fund Available in   Available in
                                              1 Year To       5 Years To     Variable Account   the Variable
            Sub-Account Options                12/31/99        12/31/99         To 12/31/99        Account
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF - Oppenheimer Bond Fund/VA      -8.99%            5.16%             6.25%          09-01-89
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF- Oppenheimer Global             49.97%           19.71%            17.90%          10-01-93
Securities Fund/VA
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF- Oppenheimer Capital            33.37%              N/A            25.06%          07-14-97
Appreciation Fund/VA (formerly Oppenheimer
Growth Fund)
-------------------------------------------------------------------------------------------------------------
Oppenheimer VAF- Oppenheimer Multiple            3.93%           12.46%             9.28%          09-01-89
Strategies Fund/VA
-------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                26.72%           21.38%            19.33%          05-08-92
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-          -2.68%            9.42%             8.99%          05-08-92
Discovery Fund II, Inc.
-------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-          78.29%              N/A            12.16%          10-23-95
International Stock II
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-             -14.78%            3.11%             3.96%          09-01-89
Worldwide Bond Fund
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-              91.19%              N/A             2.91%          12-23-96
Worldwide Emerging Markets Fund
-------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-              13.01%           -0.49%             1.61%          09-01-89
Worldwide Hard Assets Fund
-------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust- Morgan       -10.69%              N/A             8.71%          07-03-95
Stanley Real Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- International Equity      44.99%              N/A            12.86%          07-03-95
Portfolio
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global                   54.91%              N/A            23.40%          12-23-96
Post-Venture Capital Portfolio
-------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth       60.42%              N/A            22.76%          07-03-95
Portfolio
-------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED TOTAL RETURN
--------------------------------------------------------------------------------------------------------------
                                                                             10 Years or Date
                                                                             Fund Available in
                                               1 Year To       5 Years To     Variable Account    Date Fund
            Sub-Account Options                12/31/99         12/31/99        To 12/31/99       Effective
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-       8.52%           13.32%           9.91%           05-01-91
American Century VP Balanced
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-      62.22%           12.73%           9.84%           11-20-87
American Century VP Capital Appreciation
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-      16.37%              N/A          22.96%           10-30-97
American Century VP Income & Growth
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-      61.75%           22.56%          18.39%           05-01-94
American Century VP International
--------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-      -2.24%              N/A           9.55%           05-01-96
American Century VP Value
--------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                   18.92%           26.28%          16.05%           09-29-89
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-                 9.90%           23.78%          18.39%           04-05-93
Appreciation Portfolio (formerly, Dreyfus
Variable Investment Fund-Capital
Appreciation Portfolio)
--------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                      15.25%           22.59%          19.24%           05-02-94
Fund - Growth & Income Portfolio
--------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth          28.26%           26.86%          22.36%           10-06-93
Fund, Inc.
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio              4.84%           16.95%          12.89%           10-09-86
--------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED TOTAL RETURN (CONTINUED)
--------------------------------------------------------------------------------------------------------------
                                                                            10 Years or Date
                                                                            Fund Available in
                                               1 Year To      5 Years To     Variable Account    Date Fund
            Sub-Account Options                12/31/99        12/31/99        To 12/31/99       Effective
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                    35.51%          27.92%           18.26%           10-09-86
--------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                6.64%           9.31%           10.86%           09-19-85
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                  40.63%          15.73%            9.87%           01-28-87
--------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio           9.54%          14.01%           11.57%           09-06-89
--------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio          22.52%             N/A           25.97%           01-03-95
--------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities             2.81%             N/A           19.83%           01-03-95
Portfolio
--------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.-         27.57%             N/A           -4.02%           06-16-97
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------
NSAT- Capital Appreciation Fund                   2.82%          22.62%           15.64%           04-15-92
--------------------------------------------------------------------------------------------------------------
NSAT- Government Bond Fund                       -3.71%           5.96%            6.16%           11-08-82
--------------------------------------------------------------------------------------------------------------
NSAT- Money Market Fund                           3.38%           3.76%            3.54%           11-10-81
--------------------------------------------------------------------------------------------------------------
NSAT Small Cap Value Fund                        26.05%             N/A            8.05%           10-31-97
--------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small Company Fund              42.01%             N/A           21.50%           10-23-95
--------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                            5.45%          19.09%           13.18%           11-08-82
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio            48.29%          24.60%           13.99%           09-10-84
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio          13.32%             N/A           22.32%           11-03-97
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond        0.06%           4.05%            4.38%           09-10-84
Portfolio
--------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio           5.87%          19.33%           15.84%           03-22-94
--------------------------------------------------------------------------------------------------------------
Oppenheimer VAF - Oppenheimer Bond Fund/VA       -2.90%           5.60%            6.25%           04-30-85
--------------------------------------------------------------------------------------------------------------
Oppenheimer VAF - Oppenheimer Global             56.27%          19.97%           15.16%           11-12-90
Securities Fund/VA
--------------------------------------------------------------------------------------------------------------
Oppenheimer VAF - Oppenheimer Capital            39.67%          28.84%           16.81%           04-03-85
Appreciation Fund/VA (formerly Oppenheimer
Growth Fund)
--------------------------------------------------------------------------------------------------------------
Oppenheimer VAF - Oppenheimer Multiple           10.23%          12.79%            9.28%           02-09-87
Strategies Fund/VA
--------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                 33.02%          21.63%           19.33%           05-08-92
--------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-            3.62%           9.79%            8.99%           05-08-92
Discovery Fund II, Inc.
--------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-           84.59%             N/A           12.60%           10-20-95
International Stock II
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-               -9.11%           3.59%            3.96%           12-21-95
Worldwide Bond Fund
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-               97.49%             N/A            8.40%           10-27-95
Worldwide Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-               19.31%           0.06%            1.61%           09-01-89
Worldwide Hard Assets Fund
--------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust- Morgan         -4.73%             N/A            9.15%           07-03-95
Stanley Real Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- International Equity       51.29%             N/A           13.23%           06-30-95
Portfolio
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Global                    61.21%             N/A           20.64%           09-30-96
Post-Venture Capital Portfolio
--------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth        66.72%             N/A           23.00%           06-30-95
Portfolio
--------------------------------------------------------------------------------------------------------------

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                        PAGE
General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................2
Underwriters..............................................................2
Calculations of Performance...............................................2
Annuity Payments..........................................................3
Financial Statements......................................................4

APPENDIX A:  OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There can be no assurance that the investment objectives will be achieved.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

   -AMERICAN CENTURY VP BALANCED

   Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.

   -AMERICAN CENTURY VP CAPITAL APPRECIATION (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

   Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

   The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.

   -AMERICAN CENTURY VP INCOME & GROWTH

   Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

   -AMERICAN CENTURY VP INTERNATIONAL

   Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States.

   While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

   -AMERICAN CENTURY VP VALUE

   Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     -EUROPEAN EQUITY PORTFOLIO

     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non- European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

DREYFUS STOCK INDEX FUND, INC.

The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the Capital Appreciation Portfolio's subadviser and provides day-to-day management of this Portfolio.

   -APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)

   Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

   -GROWTH & INCOME PORTFOLIO

   Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and it's portfolios.

   -VIP EQUITY-INCOME PORTFOLIO

   Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

   -VIP GROWTH PORTFOLIO

   Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

   -VIP HIGH INCOME PORTFOLIO

   Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

   -at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and

   -up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

   Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Services, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

   -VIP OVERSEAS PORTFOLIO

   Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

   -VIP II ASSET MANAGER PORTFOLIO

   Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

   -VIP II CONTRAFUND(R) PORTFOLIO

   Investment Objective: To seek capital appreciation by investing primarily in companies that the FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

   -VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS

   Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     -CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     -GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the portfolio invests at least 65% of its total assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology.

     -INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Asset Management, Inc.

   -EMERGING MARKETS DEBT PORTFOLIO

   Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

   -CAPITAL APPRECIATION FUND

   Investment Objective: The Capital Appreciation Fund seeks long-term capital appreciation.

   -GOVERNMENT BOND FUND

   Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

   -MONEY MARKET FUND

   Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

   -NATIONWIDE MID CAP INDEX FUND

   Subadviser: The Dreyfus Corporation

   Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

   -NATIONWIDE MULTI SECTOR BOND  FUND

   Subadviser: Miller, Anderson & Sherrerd, LLP

   Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

   -NATIONWIDE SMALL CAP GROWTH FUND

   Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.

   Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

   -NATIONWIDE SMALL CAP VALUE FUND

   Subadviser: The Dreyfus Corporation

   Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by The Dreyfus Corporation, the Fund's subadviser.

   -NATIONWIDE SMALL COMPANY FUND

   Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management and Strong Capital Management, Inc.

   Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

   -NATIONWIDE STRATEGIC GROWTH FUND

   Subadviser: Strong Capital Management Inc.

   Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. Government debt securities.

   -TOTAL RETURN FUND

   Investment Objective: The investment objective of the Fund is to obtain a reasonable, long-term total return on invested capital.

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST

Neuberger and Berman Advisers Management Trust ("Neuberger Berman AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of Neuberger Berman AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian and Partners Portfolios of Neuberger Berman AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("Neuberger Berman Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization and Other Matters" in the underlying mutual fund prospectus.) The investment advisor for all the portfolios is Neuberger Berman Management.

   -AMT GROWTH PORTFOLIO

   Investment Objective: Seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

   -AMT GUARDIAN PORTFOLIO

   Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

   -AMT LIMITED MATURITY BOND PORTFOLIO

   Investment Objective: To provide high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

   -AMT PARTNERS PORTFOLIO

   Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is investment adviser.

   -OPPENHEIMER AGGRESSIVE GROWTH FUND/VA

   Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

   -OPPENHEIMER BOND FUND/VA

   Investment Objective: Primarily seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.

   -OPPENHEIMER GLOBAL SECURITIES FUND/VA

   Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

   -OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY OPPENHEIMER GROWTH FUND)

   Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

   -OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

   Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

   -OPPENHEIMER MULTIPLE STRATEGIES FUND/VA

   Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY "STRONG SPECIAL FUND II, INC.")

Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment advisor for the Fund.

   Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC. (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

   -DISCOVERY FUND II, INC.

   Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

   -INTERNATIONAL STOCK FUND II

   Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of various insurance companies to fund the benefits of life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

   -WORLDWIDE BOND FUND

   Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.

   -WORLDWIDE EMERGING MARKETS FUND

   Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

   -WORLDWIDE HARD ASSETS FUND

   Investment Description: Seeks long-term capital appreciation by investing, primarily in "Hard Assets Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST

Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust. Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Portfolio's investment adviser.

   -MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO

   Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Portfolio's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.

WARBURG PINCUS TRUST

The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse")

   -INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

   Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

   -GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

   Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. The Portfolio will invest in at least three countries, including the United States.

   -SMALL COMPANY GROWTH PORTFOLIO

   Investment Objective: Capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

-------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION                      PERCENT         NUMBER OF
                                UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND          PERIOD           END OF PERIOD    UNIT VALUE      PERIOD                 YEAR
-------------------------------------------------------------------------------------------------------------------
American Century Variable       17.180551        18.643877           8.52%          2,229,877           1999
Portfolios, Inc. -              -----------------------------------------------------------------------------------
American Century                15.050621        17.180551          14.15%          3,311,879           1998
VP Balanced-Q                   -----------------------------------------------------------------------------------
                                13.180739        15.050621          14.19%          2,000,046           1997
                                -----------------------------------------------------------------------------------
                                11.914266        13.180739          10.63%          1,516,835           1996
                                -----------------------------------------------------------------------------------
                                 9.975959        11.914266          19.43%            602,257           1995
                                -----------------------------------------------------------------------------------
                                10.055760         9.975959          -0.79%            190,646           1994
                                -----------------------------------------------------------------------------------
                                10.000000        10.055760           0.56%                  0           1993
-------------------------------------------------------------------------------------------------------------------
American Century                17.180551        18.643877           8.52%          3,104,126           1999
Variable Portfolios,            -----------------------------------------------------------------------------------
Inc.-American Century           15.050621        17.180551          14.15%          2,684,128           1998
VP Balanced-NQ                  -----------------------------------------------------------------------------------
                                13.180739        15.050621          14.19%          2,838,431           1997
                                -----------------------------------------------------------------------------------
                                11.914266        13.180739          10.63%          2,144,874           1996
                                -----------------------------------------------------------------------------------
                                 9.975959        11.914266          19.43%            989,420           1995
                                -----------------------------------------------------------------------------------
                                10.055760         9.975959          -0.79%            353,974           1994
                                -----------------------------------------------------------------------------------
                                10.000000        10.055760           0.56%                  0           1993
-------------------------------------------------------------------------------------------------------------------
American Century                11.105046        18.015046           62.22          2,124,515           1999
Variable Portfolios,            -----------------------------------------------------------------------------------
Inc.- American Century          11.511011        11.105046          -3.53%          5,691,252           1998
VP Capital                      -----------------------------------------------------------------------------------
Appreciation-Q                  12.067726        11.511011          -4.61%          2,614,244           1997
                                -----------------------------------------------------------------------------------
                                12.792935        12.067726          -5.67%          2,639,035           1996
                                -----------------------------------------------------------------------------------
                                 9.896469        12.792935          29.27%          1,787,046           1995
                                -----------------------------------------------------------------------------------
                                10.155359         9.896469          -2.55%            581,271           1994
                                -----------------------------------------------------------------------------------
                                10.000000        10.155359           1.55%                  0           1993
-------------------------------------------------------------------------------------------------------------------
American Century                11.105046        18.015046           62.22          3,403,398           1999
Variable Portfolios,            -----------------------------------------------------------------------------------
Inc.- American Century          11.511011        11.105046          -3.53%          3,199,790           1998
VP Capital Appreciation - NQ    -----------------------------------------------------------------------------------
                                12.067726        11.511011          -4.61%          3,809,872           1997
                                -----------------------------------------------------------------------------------
                                12.792935        12.067726          -5.67%          4,282,747           1996
                                -----------------------------------------------------------------------------------
                                 9.896469        12.792935          29.27%          2,955,898           1995
                                -----------------------------------------------------------------------------------
                                10.155359         9.896469          -2.55%            984,162           1994
                                -----------------------------------------------------------------------------------
                                10.000000        10.155359           1.55%                  0           1993
-------------------------------------------------------------------------------------------------------------------
American Century Variable       10.818483        12.589315          16.37%          1,671,694           1999
Portfolios, Inc. - American     -----------------------------------------------------------------------------------
Century VP Income & Growth      10.000000        10.818483           8.18%            851,923           1998(2)
Fund - Q                        -----------------------------------------------------------------------------------

                                -----------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
American Century Variable       10.818483        12.589315          16.37%          1,490,691           1999
Portfolios, Inc. - American     -----------------------------------------------------------------------------------
Century VP Income & Growth      10.000000        10.818483           8.18%          1,195,005           1998(2)
Fund - NQ                       -----------------------------------------------------------------------------------

                                -----------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
American Century                16.049229        25.959887          61.75%          3,535,992           1999
Variable Portfolios,            -----------------------------------------------------------------------------------
Inc.- American Century          13.705793        16.049229          17.10%          4,804,748           1998
VP International-Q              -----------------------------------------------------------------------------------
                                11.716901        13.705793          16.97%          2,815,042           1997
                                -----------------------------------------------------------------------------------
                                10.387676        11.716901          12.80%          1,434,727           1996
                                -----------------------------------------------------------------------------------
                                 9.388381        10.387676          10.64%            647,594           1995
                                -----------------------------------------------------------------------------------
                                10.000000         9.388381          -6.12%             93,487           1994
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION                      PERCENT         NUMBER OF
                                UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND          PERIOD           END OF PERIOD    UNIT VALUE      PERIOD                 YEAR
-------------------------------------------------------------------------------------------------------------------
American Century                  16.049229        25.959887           61.75%         5,086,548          1999
Variable Portfolios,            -----------------------------------------------------------------------------------
Inc.- American Century            13.705793        16.049229           17.10%         3,904,415          1998
VP International-NQ             -----------------------------------------------------------------------------------
                                  11.716901        13.705793           16.97%         4,053,845          1997
                                -----------------------------------------------------------------------------------
                                  10.387676        11.716901           12.80%         2,170,866          1996
                                -----------------------------------------------------------------------------------
                                   9.388381        10.387676           10.64%         1,011,780          1995
                                -----------------------------------------------------------------------------------
                                  10.000000         9.388381           -6.12%           227,593          1994
-------------------------------------------------------------------------------------------------------------------
American Century                  13.030493        12.738880           -2.24%         1,129,610          1999
Variable Portfolio,             -----------------------------------------------------------------------------------
Inc.- American Century            12.608786        13.030493            3.34%         1,289,505          1998
VP Value-Q                      -----------------------------------------------------------------------------------
                                  10.142340        12.608786           24.32%         1,430,623          1997
                                -----------------------------------------------------------------------------------
                                  10.000000        10.142340            1.42%             4,681          1996(1)
-------------------------------------------------------------------------------------------------------------------
American Century                  13.030493        12.738880           -2.24%         1,432,698          1999
Variable Portfolio, Inc. -      -----------------------------------------------------------------------------------
American Century VP               12.608786        13.030493            3.34%         1,042,979          1998
Value-NQ                        -----------------------------------------------------------------------------------
                                  10.142340        12.608786           24.32%         1,650,353          1997
                                -----------------------------------------------------------------------------------
                                  10.000000        10.142340            1.42%            10,752          1996(1)
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index               27.128900        32.260809           18.92%        14,668,287          1999
Fund, Inc.-Q                    -----------------------------------------------------------------------------------
                                  21.459607        27.128900           26.42%        16,760,500          1998
                                -----------------------------------------------------------------------------------
                                  16.369120        21.459607           31.10%        11,980,808          1997
                                -----------------------------------------------------------------------------------
                                  13.549203        16.369120           20.81%         5,666,553          1996
                                -----------------------------------------------------------------------------------
                                  10.046079        13.549203           34.87%         1,651,153          1995
                                -----------------------------------------------------------------------------------
                                  10.099271        10.046079           -0.53%           142,221          1994
                                -----------------------------------------------------------------------------------
                                  10.000000        10.099271            0.99%                 0          1993
-------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index               27.128900        32.260809           18.92%        20,456,947          1999
Fund, Inc.-NQ                   -----------------------------------------------------------------------------------
                                  21.459607        27.128900           26.42%        11,496,653          1998
                                -----------------------------------------------------------------------------------
                                  16.369120        21.459607           31.10%        16,840,871          1997
                                -----------------------------------------------------------------------------------
                                  13.549203        16.369120           20.81%         8,243,399          1996
                                -----------------------------------------------------------------------------------
                                  10.046079        13.549203           34.87%         2,487,342          1995
                                -----------------------------------------------------------------------------------
                                  10.099271        10.046079           -0.53%           276,005          1994
                                -----------------------------------------------------------------------------------
                                  10.000000        10.099271            0.99%                 0          1993
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment       13.079978        14.374409            9.90%         2,795,489          1999
Fund - Appreciation             -----------------------------------------------------------------------------------
Portfolio-Q(1)                    10.187254        13.079978           28.40%         3,218,773          1998
                                -----------------------------------------------------------------------------------
                                  10.000000        10.187254            1.87%           282,102          1997(1)
                                -----------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment       13.079978        14.374409            9.90%         4,202,770          1999
Fund - Appreciation             -----------------------------------------------------------------------------------
Portfolio-NQ(1)                   10.187254        13.079978           28.40%         3,158,512          1998
                                -----------------------------------------------------------------------------------
                                  10.000000        10.187254            1.87%           346,889          1997(1)
                                -----------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                  12.616052        14.539855           15.25%         1,464,304          1999
Investment Fund-                -----------------------------------------------------------------------------------
Growth & Income                   11.443262        12.616052           10.25%         1,530,286          1998
Portfolio-Q                     -----------------------------------------------------------------------------------
                                   9.986704        11.443262           14.58%         1,288,755          1997
                                -----------------------------------------------------------------------------------
                                  10.000000         9.986704           -0.13%             1,683          1996(1)
-------------------------------------------------------------------------------------------------------------------
Dreyfus Variable                  12.616052        14.539855           15.25%         2,079,004          1999
Investment Fund-                -----------------------------------------------------------------------------------
Growth & Income                   11.443262        12.616052           10.25%         1,010,647          1998
Portfolio-NQ                    -----------------------------------------------------------------------------------
                                   9.986704        11.443262           14.58%         1,736,408          1997
                                -----------------------------------------------------------------------------------
                                  10.000000         9.986704           -0.13%             1,403          1996(1)
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially              25.996040        33.342555           28.26%         2,307,767          1999
Responsible Growth              -----------------------------------------------------------------------------------
Fund, Inc.-Q                      20.377644        25.996040           27.57%         3,208,339          1998
                                -----------------------------------------------------------------------------------
                                  16.091197        20.377644           26.64%         1,955,501          1997
                                -----------------------------------------------------------------------------------
                                  13.462638        16.091197           19.52%           863,844          1996
                                -----------------------------------------------------------------------------------
                                  10.146464        13.462638           32.68%           195,462          1995
                                -----------------------------------------------------------------------------------
                                  10.138790        10.146464            0.08%            56,245          1994
                                -----------------------------------------------------------------------------------
                                  10.000000        10.138790            1.39%                 0          1993
-------------------------------------------------------------------------------------------------------------------

(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

-------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION                      PERCENT         NUMBER OF
                                UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND          PERIOD           END OF PERIOD    UNIT VALUE      PERIOD                 YEAR
-------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially              25.996040        33.342555           28.26%         3,065,919          1999
Responsible Growth              ------------------------------------------------------------------------------------
Fund, Inc.-NQ                     20.377644        25.996040           27.57%         1,734,954          1998
                                ------------------------------------------------------------------------------------
                                  16.091197        20.377644           26.64%         2,524,371          1997
                                ------------------------------------------------------------------------------------
                                  13.462638        16.091197           19.52%         1,278,742          1996
                                ------------------------------------------------------------------------------------
                                  10.146464        13.462638           32.68%           331,788          1995
                                ------------------------------------------------------------------------------------
                                  10.138790        10.146464            0.08%           106,285          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.138790            1.39%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-              22.453988        23.541057            4.84%        18,744,521          1999
Income Portfolio-Q              ------------------------------------------------------------------------------------
                                  20.400657        22.453988           10.07%        23,119,147          1998
                                ------------------------------------------------------------------------------------
                                  16.150507        20.400657           26.32%        21,713,028          1997
                                ------------------------------------------------------------------------------------
                                  14.333670        16.150507           12.68%        16,618,114          1996
                                ------------------------------------------------------------------------------------
                                  10.760332        14.333670           33.21%         8,772,439          1995
                                ------------------------------------------------------------------------------------
                                  10.192462        10.760332            5.57%         2,320,419          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.192462            1.92%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-              22.453988        23.541057            4.84%        26,435,673          1999
Income Portfolio-NQ             ------------------------------------------------------------------------------------
                                  20.400657        22.453988           10.07%        17,190,931          1998
                                ------------------------------------------------------------------------------------
                                  16.150507        20.400657           26.32%        29,805,895          1997
                                ------------------------------------------------------------------------------------
                                  14.333670        16.150507           12.68%        22,169,855          1996
                                ------------------------------------------------------------------------------------
                                  10.760332        14.333670           33.21%        12,709,387          1995
                                ------------------------------------------------------------------------------------
                                  10.192462        10.760332            5.57%         3,315,450          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.192462            1.92%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth               25.487577        34.539423           35.51%        16,102,523          1999
Portfolio-Q                     ------------------------------------------------------------------------------------
                                  18.531166        25.487577           37.54%        17,532,628          1998
                                ------------------------------------------------------------------------------------
                                  15.220265        18.531166           21.75%        13,935,642          1997
                                ------------------------------------------------------------------------------------
                                  13.458405        15.220265           13.09%        12,013,122          1996
                                ------------------------------------------------------------------------------------
                                  10.082986        13.458405           33.48%         6,525,239          1995
                                ------------------------------------------------------------------------------------
                                  10.227729        10.082986           -1.42%         2,012,595          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.227729            2.28%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth               25.487577        34.539423           35.51%        22,795,122          1999
Portfolio-NQ                    ------------------------------------------------------------------------------------
                                  18.531166        25.487577           37.54%        11,328,287          1998
                                ------------------------------------------------------------------------------------
                                  15.220265        18.531166           21.75%        19,539,694          1997
                                ------------------------------------------------------------------------------------
                                  13.458405        15.220265           13.09%        17,297,852          1996
                                ------------------------------------------------------------------------------------
                                  10.082986        13.458405           33.48%        10,395,158          1995
                                ------------------------------------------------------------------------------------
                                  10.227729        10.082986           -1.42%         3,322,957          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.227729            2.28%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP  High                14.405141        15.361833            6.64%         8,271,114          1999
Income Portfolio-Q              ------------------------------------------------------------------------------------
                                  15.270686        14.405141           -5.67%         6,464,105          1998
                                ------------------------------------------------------------------------------------
                                  13.162137        15.270686           16.02%        10,404,298          1997
                                ------------------------------------------------------------------------------------
                                  11.707151        13.162137           12.43%         8,108,419          1996
                                ------------------------------------------------------------------------------------
                                   9.844496        11.707151           18.92%         4,074,649          1995
                                ------------------------------------------------------------------------------------
                                  10.140663         9.844496           -2.92%         1,188,719          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.140663            1.41%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP High                 14.405141        15.361833            6.64%        13,454,975          1999
Income Portfolio-NQ             ------------------------------------------------------------------------------------
                                  15.270686        14.405141           -5.67%         6,457,997          1998
                                ------------------------------------------------------------------------------------
                                  13.162137        15.270686           16.02%        15,763,691          1997
                                ------------------------------------------------------------------------------------
                                  11.707151        13.162137           12.43%        11,738,433          1996
                                ------------------------------------------------------------------------------------
                                   9.844496        11.707151           18.92%         5,647,831          1995
                                ------------------------------------------------------------------------------------
                                  10.140663         9.844496           -2.92%         1,667,761          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.140663            1.41%                 0          1993
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                ACCUMULATION                      PERCENT         NUMBER OF
                                UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND          PERIOD           END OF PERIOD    UNIT VALUE      PERIOD                 YEAR
-------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas             15.553060        21.872670           40.63%         3,667,413          1999
Portfolio-Q                     ------------------------------------------------------------------------------------
                                  13.990014        15.553060           11.17%        11,283,013          1998
                                ------------------------------------------------------------------------------------
                                  12.718928        13.990014            9.99%         4,225,490          1997
                                ------------------------------------------------------------------------------------
                                  11.394419        12.718928           11.62%         3,807,002          1996
                                ------------------------------------------------------------------------------------
                                  10.536141        11.394419            8.15%         3,053,190          1995
                                ------------------------------------------------------------------------------------
                                  10.504149        10.536141            0.30%         1,746,850          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.504149            5.04%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas             15.553060        21.872670           40.63%         5,639,452          1999
Portfolio-NQ                    ------------------------------------------------------------------------------------
                                  13.990014        15.553060           11.17%         9,318,467          1998
                                ------------------------------------------------------------------------------------
                                  12.718928        13.990014            9.99%         6,516,303          1997
                                ------------------------------------------------------------------------------------
                                  11.394419        12.718928           11.62%         5,707,057          1996
                                ------------------------------------------------------------------------------------
                                  10.536141        11.394419            8.15%         4,289,622          1995
                                ------------------------------------------------------------------------------------
                                  10.504149        10.536141            0.30%         2,782,899          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.504149            5.04%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset             16.832250        18.437523            9.54%         7,152,076          1999
Manager Portfolio-Q             ------------------------------------------------------------------------------------
                                  14.837912        16.832250           13.44%        18,785,187          1998
                                ------------------------------------------------------------------------------------
                                  12.472730        14.837912           18.96%         8,255,827          1997
                                ------------------------------------------------------------------------------------
                                  11.038610        12.472730           12.99%         6,899,163          1996
                                ------------------------------------------------------------------------------------
                                   9.571852        11.038610           15.32%         5,437,140          1995
                                ------------------------------------------------------------------------------------
                                  10.337032         9.571852           -7.40%         3,610,795          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.337032            3.37%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager     16.832250        18.437523            9.54%         9,494,041          1999
Portfolio-NQ                    ------------------------------------------------------------------------------------
                                  14.837912        16.832250           13.44%        10,977,395          1998
                                ------------------------------------------------------------------------------------
                                  12.472730        14.837912           18.96%        10,687,021          1997
                                ------------------------------------------------------------------------------------
                                  11.038610        12.472730           12.99%         9,363,900          1996
                                ------------------------------------------------------------------------------------
                                   9.571852        11.038610           15.32%         7,152,807          1995
                                ------------------------------------------------------------------------------------
                                  10.337032         9.571852           -7.40%         5,121,023          1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.337032            3.37%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)     20.762500        25.437333           22.52%        13,246,393          1999
Portfolio-Q                     ------------------------------------------------------------------------------------
                                  16.200355        20.762500           28.16%        15,609,123          1998
                                ------------------------------------------------------------------------------------
                                  13.235075        16.200355           22.40%        12,933,714          1997
                                ------------------------------------------------------------------------------------
                                  11.065996        13.235075           19.60%         8,168,270          1996
                                ------------------------------------------------------------------------------------
                                  10.000000        11.065996           10.66%         1,651,204          1995
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)     20.762500        25.437333           22.52%        18,358,303          1999
Portfolio-NQ                    ------------------------------------------------------------------------------------
                                  16.200355        20.762500           28.16%        11,340,649          1998
                                ------------------------------------------------------------------------------------
                                  13.235075        16.200355           22.40%        17,222,256          1997
                                ------------------------------------------------------------------------------------
                                  11.065996        13.235075           19.60%        11,178,148          1996
                                ------------------------------------------------------------------------------------
                                  10.000000        11.065996           10.66%         2,730,876          1995
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth           13.426082        13.803637            2.81%         3,074,953          1999
Opportunities Portfolio-Q       ------------------------------------------------------------------------------------
                                  10.926972        13.426082           22.87%         2,942,745          1998
                                ------------------------------------------------------------------------------------
                                  10.000000        10.926972            9.27%         1,110,975          1997(1)
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth           13.426082        13.803637            2.81%         4,552,923          1999
Opportunities Portfolio-NQ      ------------------------------------------------------------------------------------
                                  10.926972        13.426082           22.87%         2,183,868          1998
                                ------------------------------------------------------------------------------------
                                  10.000000        10.926972            9.27%         1,433,477          1997(1)
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional        6.924574         8.833418           27.57%           153,956          1999
Funds, Inc.- Emerging           ------------------------------------------------------------------------------------
Debt Portfolio-Q                   9.805852         6.924574          -29.38%           417,556          1998
                                ------------------------------------------------------------------------------------
                                  10.000000         9.805852           -1.94%           116,227          1997(1)
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional        6.924574         8.833418           27.57%           387,856          1999
Funds, Inc.- Emerging Markets   ------------------------------------------------------------------------------------
Debt Portfolio-NQ                  9.805858         6.924574          -29.38%           283,779          1998
                                ------------------------------------------------------------------------------------
                                  10.000000         9.805852           -1.94%           317,019          1997(1)
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  ACCUMULATION                      PERCENT         NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND            PERIOD           END OF PERIOD    UNIT VALUE      PERIOD               YEAR
-------------------------------------------------------------------------------------------------------------------
NSAT-                              27.075632         27.838556           2.82%        3,732,455          1999
Capital Appreciation            ------------------------------------------------------------------------------------
Fund-Q                             21.128614         27.075632          28.15%        6,725,123          1998
                                ------------------------------------------------------------------------------------
                                   15.932775         21.128614          32.61%        3,473,388          1997
                                ------------------------------------------------------------------------------------
                                   12.811228         15.932775          24.37%        1,424,586          1996
                                ------------------------------------------------------------------------------------
                                   10.044095         12.811228          27.55%          217,088          1995
                                ------------------------------------------------------------------------------------
                                   10.278752         10.044095          -2.28%          147,498          1994
                                ------------------------------------------------------------------------------------
                                   10.000000         10.278752           2.79%                0          1993
--------------------------------------------------------------------------------------------------------------------
NSAT-                              27.075632         27.838556           2.82%        4,968,186          1999
Capital Appreciation            ------------------------------------------------------------------------------------
Fund-NQ                            21.128614         27.075632          28.15%        5,812,770          1998
                                ------------------------------------------------------------------------------------
                                   15.932775         21.128614          32.61%        4,537,489          1997
                                ------------------------------------------------------------------------------------
                                   12.811228         15.932775          24.37%        1,750,256          1996
                                ------------------------------------------------------------------------------------
                                   10.044095         12.811228          27.55%          324,265          1995
                                ------------------------------------------------------------------------------------
                                   10.278752         10.044095          -2.28%          182,857          1994
                                ------------------------------------------------------------------------------------
                                   10.000000         10.278752           2.79%                0          1993
--------------------------------------------------------------------------------------------------------------------
NSAT- Government                   13.264325         12.771605          -3.71%        4,980,532          1999
Bond Fund-Q                     ------------------------------------------------------------------------------------
                                   12.352251         13.264325           7.38%        4,202,514          1998
                                ------------------------------------------------------------------------------------
                                   11.423331         12.352251           8.13%        3,380,799          1997
                                ------------------------------------------------------------------------------------
                                   11.196001         11.423331           2.03%        2,626,441          1996
                                ------------------------------------------------------------------------------------
                                    9.562079         11.196001          17.09%        1,375,356          1995
                                ------------------------------------------------------------------------------------
                                   10.021251          9.562079          -4.58%          592,092          1994
                                ------------------------------------------------------------------------------------
                                   10.000000         10.021251           0.21%                0          1993
--------------------------------------------------------------------------------------------------------------------
NSAT- Government                   13.264325         12.771605          -3.71%        6,771,077          1999
Bond Fund-NQ                    ------------------------------------------------------------------------------------
                                   12.352251         13.264325           7.38%        3,353,428          1998
                                ------------------------------------------------------------------------------------
                                   11.423331         12.352251           8.13%        3,808,969          1997
                                ------------------------------------------------------------------------------------
                                   11.196001         11.423331           2.03%        3,145,104          1996
                                ------------------------------------------------------------------------------------
                                    9.562079         11.196001          17.09%        1,845,640          1995
                                ------------------------------------------------------------------------------------
                                   10.021251          9.562079          -4.58%          794,271          1994
                                ------------------------------------------------------------------------------------
                                   10.000000         10.021251           0.21%                0          1993
--------------------------------------------------------------------------------------------------------------------
NSAT- Money Market                 11.927856         12.331041           3.38%       19,142,838          1999
Fund-Q*                         ------------------------------------------------------------------------------------
                                   11.491365         11.927856           3.80%       10,938,889          1998
                                ------------------------------------------------------------------------------------
                                   11.072205         11.491365           3.79%       11,607,724          1997
                                ------------------------------------------------------------------------------------
                                   10.683538         11.072205           3.64%       12,748,020          1996
                                ------------------------------------------------------------------------------------
                                   10.254838         10.683538           4.18%        7,418,948          1995
                                ------------------------------------------------------------------------------------
                                   10.011385         10.254838           2.43%        3,886,019          1994
                                ------------------------------------------------------------------------------------
                                   10.000000         10.011385           0.11%                0          1993
--------------------------------------------------------------------------------------------------------------------
NSAT- Money Market                 11.927856         12.331041           3.38%       28,039,121          1999
Fund-NQ*                        ------------------------------------------------------------------------------------
                                   11.491365         11.927856           3.80%       12,513,821          1998
                                ------------------------------------------------------------------------------------
                                   11.072205         11.491365           3.79%       17,151,671          1997
                                ------------------------------------------------------------------------------------
                                   10.683538         11.072205           3.64%       18,836,301          1996
                                ------------------------------------------------------------------------------------
                                   10.254838         10.683538           4.18%       11,573,455          1995
                                ------------------------------------------------------------------------------------
                                   10.011385         10.254838           2.43%        7,565,949          1994
                                ------------------------------------------------------------------------------------
                                   10.000000         10.011385           0.11%                0          1993
--------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Cap         8.523007         10.743114          26.05%          967,163          1999
Value Fund - Q                  ------------------------------------------------------------------------------------
                                   10.000000          8.523007         -14.77%          405,997          1998(2)
--------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Cap         8.523007         10.743114          26.05%        1,274,231          1999
Value Fund - NQ                 ------------------------------------------------------------------------------------
                                   10.000000          8.523007         -14.77%          600,393          1998(2)
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  ACCUMULATION                      PERCENT         NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND            PERIOD           END OF PERIOD    UNIT VALUE      PERIOD               YEAR
-------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small            15.920417        22.607920           42.01%          3,356,307         1999
Company Fund-Q                  ------------------------------------------------------------------------------------
                                  15.985143        15.920417           -0.40%          4,961,782         1998
                                ------------------------------------------------------------------------------------
                                  13.815158        15.985143           15.71%          4,030,537         1997
                                ------------------------------------------------------------------------------------
                                  11.408018        13.815158           21.10%          2,079,253         1996
                                ------------------------------------------------------------------------------------
                                  10.000000        11.408018           14.08%             61,355         1995
--------------------------------------------------------------------------------------------------------------------
NSAT- Nationwide Small            15.920417        22.607920           42.01%          4,099,453         1999
Company Fund-NQ                 ------------------------------------------------------------------------------------
                                  15.985146        15.920417           -0.40%          3,151,728         1998
                                ------------------------------------------------------------------------------------
                                  13.815158        15.985143           15.71%          5,436,630         1997
                                ------------------------------------------------------------------------------------
                                  11.408018        13.815158           21.10%          3,209,131         1996
                                ------------------------------------------------------------------------------------
                                  10.000000        11.408018           14.08%            274,709         1995
--------------------------------------------------------------------------------------------------------------------
NSAT- Total                       22.849095        24.093443            5.45%          9,240,684         1999
Return Fund-Q                   ------------------------------------------------------------------------------------
                                  19.626064        22.849095           16.42%          4,459,090         1998
                                ------------------------------------------------------------------------------------
                                  15.378605        19.626064           27.62%          9,306,942         1997
                                ------------------------------------------------------------------------------------
                                  12.801951        15.378605           20.13%          4,698,191         1996
                                ------------------------------------------------------------------------------------
                                  10.057257        12.801951           27.29%          1,799,440         1995
                                ------------------------------------------------------------------------------------
                                  10.091256        10.057257           -0.34%            441,098         1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.091256            0.91%                  0         1993
--------------------------------------------------------------------------------------------------------------------
NSAT- Total                       22.849095        24.093443            5.45%         11,092,594         1999
Return Fund-NQ                  ------------------------------------------------------------------------------------
                                  19.626064        22.849095           16.42%          3,296,114         1998
                                ------------------------------------------------------------------------------------
                                  15.378605        19.626064           27.62%         11,239,856         1997
                                ------------------------------------------------------------------------------------
                                  12.801951        15.378605           20.13%          6,080,735         1996
                                ------------------------------------------------------------------------------------
                                  10.057257        12.801951           27.29%          2,431,303         1995
                                ------------------------------------------------------------------------------------
                                  10.091256        10.057257           -0.34%            657,733         1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.091256            0.91%                  0         1993
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-             19.155589        28.406340           48.29%          2,191,851         1999
Growth Portfolio-Q              ------------------------------------------------------------------------------------
                                  16.816500        19.155589           13.91%          4,739,527         1998
                                ------------------------------------------------------------------------------------
                                  13.220449        16.816500           27.20%          2,761,902         1997
                                ------------------------------------------------------------------------------------
                                  12.286164        13.220449            7.60%          1,819,563         1996
                                ------------------------------------------------------------------------------------
                                   9.458916        12.286164           29.89%          1,628,798         1995
                                ------------------------------------------------------------------------------------
                                  10.096549         9.458916           -6.32%            264,982         1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.096549            0.97%                  0         1993
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-             19.155589        28.406340           48.29%          3,249,330         1999
Growth Portfolio-NQ             ------------------------------------------------------------------------------------
                                  16.816500        19.155589           13.91%          3,535,046         1998
                                ------------------------------------------------------------------------------------
                                  13.220449        16.816500           27.20%          4,175,280         1997
                                ------------------------------------------------------------------------------------
                                  12.286164        13.220449            7.60%          3,383,799         1996
                                ------------------------------------------------------------------------------------
                                   9.458916        12.286164           29.89%          2,653,678         1995
                                ------------------------------------------------------------------------------------
                                  10.096549         9.458916           -6.32%            616,908         1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.096549            0.97%                  0         1993
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman - AMT             9.276124        10.512151           13.32%          1,174,502         1999
Guardian Portfolio-Q            ------------------------------------------------------------------------------------
                                  10.000000         9.276124           -7.24%            928,355         1998(2)
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman - AMT             9.276124        10.512151           13.32%          1,148,237         1999
Guardian Portfolio-NQ           ------------------------------------------------------------------------------------
                                  10.000000         9.276124           -7.24%            782,161         1998(2)
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-             12.016412        12.023258            0.06%          1,753,284         1999
Limited Maturity Bond           ------------------------------------------------------------------------------------
Portfolio-Q                       11.674415        12.016412            2.93%          3,027,892         1998
                                ------------------------------------------------------------------------------------
                                  11.092313        11.674415            5.25%          2,638,749         1997
                                ------------------------------------------------------------------------------------
                                  10.786223        11.092313            2.84%          2,722,579         1996
                                ------------------------------------------------------------------------------------
                                   9.860649        10.786223            9.39%          2,080,555         1995
                                ------------------------------------------------------------------------------------
                                  10.015749         9.860649           -1.55%          1,228,030         1994
                                ------------------------------------------------------------------------------------
                                  10.000000        10.015749            0.16%                  0         1993
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  ACCUMULATION                      PERCENT         NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND            PERIOD           END OF PERIOD    UNIT VALUE      PERIOD               YEAR
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-              12.016412        12.023258           0.06%          3,083,884         1999
Limited Maturity Bond           ------------------------------------------------------------------------------------
Portfolio-NQ                       11.674415        12.016412           2.93%          2,828,271         1998
                                ------------------------------------------------------------------------------------
                                   11.092313        11.674415           5.25%          3,901,992         1997
                                ------------------------------------------------------------------------------------
                                   10.786223        11.092313           2.84%          4,876,119         1996
                                ------------------------------------------------------------------------------------
                                    9.860649        10.786223           9.39%          3,264,440         1995
                                ------------------------------------------------------------------------------------
                                   10.015749         9.860649          -1.55%          1,355,362         1994
                                ------------------------------------------------------------------------------------
                                   10.000000        10.015749           0.16%                  0         1993
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-              22.890094        24.233053           5.87%          4,926,644         1999
Partners Portfolio-Q            ------------------------------------------------------------------------------------
                                   22.277405        22.890094           2.75%          7,610,496         1998
                                ------------------------------------------------------------------------------------
                                   17.213970        22.277405          29.41%          7,939,693         1997
                                ------------------------------------------------------------------------------------
                                   13.474969        17.213970          27.75%          3,997,138         1996
                                ------------------------------------------------------------------------------------
                                   10.013591        13.474969          34.57%          1,257,295         1995
                                ------------------------------------------------------------------------------------
                                   10.000000        10.013591           0.14%             33,992         1994
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT-              22.890094        24.233053           5.87%          7,215,015         1999
Partners Portfolio-NQ           ------------------------------------------------------------------------------------
                                   22.277405        22.890094           2.75%          5,337,515         1998
                                ------------------------------------------------------------------------------------
                                   17.213970        22.277405          29.41%         11,091,380         1997
                                ------------------------------------------------------------------------------------
                                   13.474969        17.213970          27.75%          5,741,323         1996
                                ------------------------------------------------------------------------------------
                                   10.013591        13.474969          34.57%          1,579,425         1995
                                ------------------------------------------------------------------------------------
                                   10.000000        10.013591           0.14%             89,689         1994
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account       13.161293         12.779991         -2.90%          4,920,397         1999
Funds- Oppenheimer Bond         ------------------------------------------------------------------------------------
Fund/VA-Q                          12.497968         13.161293          5.31%          4,366,241         1998
                                ------------------------------------------------------------------------------------
                                   11.601791         12.497968          7.72%          5,296,817         1997
                                ------------------------------------------------------------------------------------
                                   11.228877         11.601791          3.32%          3,583,135         1996
                                ------------------------------------------------------------------------------------
                                    9.733460         11.228877         15.36%          1,725,638         1995
                                ------------------------------------------------------------------------------------
                                   10.066342          9.733460         -3.31%            438,846         1994
                                ------------------------------------------------------------------------------------
                                   10.000000         10.066342          0.66%                  0         1993
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account       13.161293         12.779991         -2.90%          7,205,678         1999
Funds- Oppenheimer Bond         ------------------------------------------------------------------------------------
Fund/VA -NQ                        12.497968         13.161293          5.31%          3,654,118         1998
                                ------------------------------------------------------------------------------------
                                   11.601791         12.497968          7.72%          6,726,718         1997
                                ------------------------------------------------------------------------------------
                                   11.228877         11.601791          3.32%          4,341,063         1996
                                ------------------------------------------------------------------------------------
                                    9.733460         11.228877         15.36%          2,135,137         1995
                                ------------------------------------------------------------------------------------
                                   10.066342          9.733460         -3.31%            538,413         1994
                                ------------------------------------------------------------------------------------
                                   10.000000         10.066342          0.66%                  0         1993
--------------------------------------------------------------------------------------------------------------------
Oppenheimer                        16.529444         25.830374         56.27%          6,498,893         1999
Variable Account                ------------------------------------------------------------------------------------
Funds- Oppenheimer                 14.691771         16.529444         12.51%          9,503,851         1998
Global Securities               ------------------------------------------------------------------------------------
Fund/VA -Q                         12.171005         14.691771         20.71%          6,984,145         1997
                                ------------------------------------------------------------------------------------
                                   10.479380         12.171005         16.14%          4.661,410         1996
                                ------------------------------------------------------------------------------------
                                   10.394970         10.479380          0.81%          2,901,407         1995
                                ------------------------------------------------------------------------------------
                                   11.182167         10.394970         -7.04%          1,500,105         1994
                                ------------------------------------------------------------------------------------
                                   10.000000         11.182167         11.82%                  0         1993
--------------------------------------------------------------------------------------------------------------------
Oppenheimer                        16.529444         25.830374         56.27%          8,973,439         1999
Variable Account                ------------------------------------------------------------------------------------
Funds- Oppenheimer                 14.691771         16.529444         12.51%          5,697,473         1998
Global Securities               ------------------------------------------------------------------------------------
Fund/VA -NQ                        12.171005         14.691771         20.71%          9,087,704         1997
                                ------------------------------------------------------------------------------------
                                   10.479380         12.171005         16.14%          6,079,421         1996
                                ------------------------------------------------------------------------------------
                                   10.394970         10.479380          0.81%          3,528,736         1995
                                ------------------------------------------------------------------------------------
                                   11.182167         10.394970         -7.04%          2,319,507         1994
                                ------------------------------------------------------------------------------------
                                   10.000000         11.182167         11.82%                  0         1993
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account       12.743636        17.799664          39.67%          2,617,309         1999
Funds- Oppenheimer Capital      ------------------------------------------------------------------------------------
Appreciation Fund/VA               10.422959        12.743636          22.27%          1,553,053         1998
(formerly Oppenheimer Growth    ------------------------------------------------------------------------------------
Fund)- Q                           10.000000        10.422959           4.23%            291,665         1997*
                                ------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  ACCUMULATION                      PERCENT         NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND            PERIOD           END OF PERIOD    UNIT VALUE      PERIOD               YEAR
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account       12.743636        17.799664          39.67%         3,228,130          1999
Funds - Oppenheimer Capital     ------------------------------------------------------------------------------------
Appreciation Fund/VA               10.422959        12.743636          22.27%         1,122,440          1998
(formerly Oppenheimer Growth    ------------------------------------------------------------------------------------
Fund)- NQ                          10.000000        10.422959           4.23%           463,976          1997*
                                ------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account       16.281980        17.948145          10.23%         3,468,280          1999
Funds - Oppenheimer Multiple    ------------------------------------------------------------------------------------
Strategies Fund/VA-Q               15.482895        16.281980           5.16%         4,734,705          1998
                                ------------------------------------------------------------------------------------
                                   13.395639        15.482895          15.58%         4,408,475          1997
                                ------------------------------------------------------------------------------------
                                   11.763879        13.395639          13.87%         2,607,467          1996
                                ------------------------------------------------------------------------------------
                                    9.830640        11.763879          19.67%         1,296,727          1995
                                ------------------------------------------------------------------------------------
                                   10.167774         9.830640          -3.32%           567,718          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        10.167774           1.68%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account       16.281980        17.948145          10.23%         4,370,474          1999
Funds - Oppenheimer Multiple    ------------------------------------------------------------------------------------
Strategies Fund - NQ               15.482895        16.281980           5.16%         3,383,989          1998
                                ------------------------------------------------------------------------------------
                                   13.395639        15.482895          15.58%         5,254,667          1997
                                ------------------------------------------------------------------------------------
                                   11.763879        13.395639          13.87%         3,408,601          1996
                                ------------------------------------------------------------------------------------
                                    9.830640        11.763879          19.67%         1,911,329          1995
                                ------------------------------------------------------------------------------------
                                   10.167774         9.830640          -3.32%           737,041          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        10.167774           1.68%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,        21.434632        28.512432          33.02%         4,869,488          1999
Inc.- Q                         ------------------------------------------------------------------------------------
                                   19.146013        21.434632          11.95%        10,757,453          1998
                                ------------------------------------------------------------------------------------
                                   15.477893        19.146013          23.70%         5,827,943          1997
                                ------------------------------------------------------------------------------------
                                   13.287288        15.477893          16.49%         5,059,293          1996
                                ------------------------------------------------------------------------------------
                                   10.710138        13.287288          24.06%         3,116,534          1995
                                ------------------------------------------------------------------------------------
                                   10.484543        10.710138           2.15%         1,448,992          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        10.484543           4.85%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,        21.434632        28.512432          33.02%         6,478,747          1999
Inc.- NQ                        ------------------------------------------------------------------------------------
                                   19.146046        21.434632          11.95%         6,829,157          1998
                                ------------------------------------------------------------------------------------
                                   15.477893        19.146013          23.70%         8,020,904          1997
                                ------------------------------------------------------------------------------------
                                   13.287288        15.477893          16.49%         6,638,439          1996
                                ------------------------------------------------------------------------------------
                                   10.710138        13.287288          24.06%         4,296,074          1995
                                ------------------------------------------------------------------------------------
                                   10.484543        10.710138           2.15%         2,121,641          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        10.484543           4.85%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Strong Variable                    15.507147        16.068225           3.62%         1,328,451          1999
Insurance Funds, Inc.-          ------------------------------------------------------------------------------------
Discovery Fund II, Inc.- Q         14.662845        15.507147           5.76%         3,330,495          1998
                                ------------------------------------------------------------------------------------
                                   13.350547        14.662845           9.83%         2,014,470          1997
                                ------------------------------------------------------------------------------------
                                   13.432714        13.350547          -0.61%         2,193,936          1996
                                ------------------------------------------------------------------------------------
                                   10.071698        13.432714          33.37%         1,701,819          1995
                                ------------------------------------------------------------------------------------
                                   10.796000        10.071698          -6.71%           521,530          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        10.796000           7.96%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Strong Variable                    15.507147        16.068225           3.62%         1,902,709          1999
Insurance Funds, Inc.-          ------------------------------------------------------------------------------------
Discovery Fund II, Inc.- NQ        14.662845        15.507147           5.76%         2,561,304          1998
                                ------------------------------------------------------------------------------------
                                   13.350547        14.662845           9.83%         3,067,461          1997
                                ------------------------------------------------------------------------------------
                                   13.432714        13.350547          -0.61%         3,358,454          1996
                                ------------------------------------------------------------------------------------
                                   10.071698        13.432714          33.37%         2,670,161          1995
                                ------------------------------------------------------------------------------------
                                   10.796000        10.071698          -6.71%           904,088          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        10.796000           7.96%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance           8.908351        16.443689          84.59%         1,261,581          1999
Funds, Inc.- International      ------------------------------------------------------------------------------------
Stock Fund II - Q                   9.488178         8.908351          -6.11%         1,115,317          1998
                                ------------------------------------------------------------------------------------
                                   11.127252         9.488178         -14.73%        11,758,187          1997
                                ------------------------------------------------------------------------------------
                                   10.224570        11.127252           8.83%         1,170,883          1996
                                ------------------------------------------------------------------------------------
                                   10.000000        10.224570           2.25%            25,615          1995
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  ACCUMULATION                      PERCENT         NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND            PERIOD           END OF PERIOD    UNIT VALUE      PERIOD               YEAR
-------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance           8.908351        16.443689          84.59%         1,797,088          1999
Funds, Inc.- International      ------------------------------------------------------------------------------------
Stock Fund II-NQ                    9.488178         8.908351          -6.11%           824,150          1998
                                ------------------------------------------------------------------------------------
                                   11.127252         9.488178         -14.73%        15,775,187          1997
                                ------------------------------------------------------------------------------------
                                   10.224570        11.127252           8.83%         1,645,592          1996
                                ------------------------------------------------------------------------------------
                                   10.000000        10.224570           2.25%            53,080          1995
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                  13.016609        11.830291          -9.11%           914,353          1999
Insurance Trust -               ------------------------------------------------------------------------------------
Worldwide Bond                     11.708039        13.016609          11.18%         1,824,058          1998
Fund-Q                          ------------------------------------------------------------------------------------
                                   11.597396        11.708039           0.95%         1,224,872          1997
                                ------------------------------------------------------------------------------------
                                   11.473340        11.597396           1.08%         1,142,334          1996
                                ------------------------------------------------------------------------------------
                                    9.919400        11.473340          15.67%           688,208          1995
                                ------------------------------------------------------------------------------------
                                   10.194477         9.919400          -2.70%           237,637          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        10.194477           1.94%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                  13.016609        11.830291          -9.11%         1,558,403          1999
Insurance Trust -               ------------------------------------------------------------------------------------
Worldwide Bond                     11.708039        13.016609          11.18%         1,736,777          1998
Fund-NQ                         ------------------------------------------------------------------------------------
                                   11.597396        11.708039           0.95%         1,881,869          1997
                                ------------------------------------------------------------------------------------
                                   11.473340        11.597396           1.08%         1.639,285          1996
                                ------------------------------------------------------------------------------------
                                    9.919400        11.473340          15.67%           986,151          1995
                                ------------------------------------------------------------------------------------
                                   10.194477         9.919400          -2.70%           473,752          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        10.194477           1.94%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                   5.704452        11.265493          97.49%         2,477,889          1999
Insurance Trust - Worldwide     ------------------------------------------------------------------------------------
Emerging Markets Fund-Q             8.783348         5.704452         -35.05%         1,862,823          1998
                                ------------------------------------------------------------------------------------
                                   10.077608         8.783348         -12.84%         1,951,581          1997
                                ------------------------------------------------------------------------------------
                                   10.000000        10.077608           0.78%           343,730          1996*
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                   5.704452        11.265493          97.49%         3,263,317          1999
Insurance Trust - Worldwide     ------------------------------------------------------------------------------------
Emerging Markets Fund-NQ            8.783348         5.704452         -35.05%         1,394,148          1998
                                ------------------------------------------------------------------------------------
                                   10.077608         8.783348         -12.84%         2,439,264          1997
                                ------------------------------------------------------------------------------------
                                   10.000000        10.077608           0.78%           353,687          1996*
-------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                   8.796887        10.495465          19.31%           716,194          1999
Insurance Trust -               ------------------------------------------------------------------------------------
Worldwide Hard Assets              12.924490         8.796887         -31.94%         1,976,563          1998
Fund-Q                          ------------------------------------------------------------------------------------
                                   13.331794        12.924490          -3.06%         1,258,548          1997
                                ------------------------------------------------------------------------------------
                                   11.453100        13.331794          16.40%         1,203,366          1996
                                ------------------------------------------------------------------------------------
                                   10.464922        11.453100           9.44%           720,611          1995
                                ------------------------------------------------------------------------------------
                                   11.147499        10.464922          -6.12%           416,949          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        11.147499          11.47%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide                   8.796887        10.495465          19.31%         1,323,974          1999
Insurance Trust -               -----------------------------------------------------------------------------------
Worldwide Hard Assets              12.924490         8.796887         -31.94%         1,953,375          1998
Fund-NQ                         ------------------------------------------------------------------------------------
                                   13.331794        12.924490          -3.06%         2,082,493          1997
                                ------------------------------------------------------------------------------------
                                   11.453100        13.331794          16.40%         1,997,123          1996
                                ------------------------------------------------------------------------------------
                                   10.464922        11.453100           9.44%         1,314,047          1995
                                ------------------------------------------------------------------------------------
                                   11.147499        10.464922          -6.12%           771,280          1994
                                ------------------------------------------------------------------------------------
                                   10.000000        11.147499          11.47%                 0          1993
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment         15.560452        14.825198          -4.73%         1,432,926          1999
Trust-Morgan Stanley Real       ------------------------------------------------------------------------------------
Estate Securities Portfolio-Q      17.856659        15.560452         -12.86%         2,429,141          1998
                                ------------------------------------------------------------------------------------
                                   14.908696        17.856659          19.77%         3,169,047          1997
                                ------------------------------------------------------------------------------------
                                   10.759998        14.908696          38.56%         1,646,291          1996
                                ------------------------------------------------------------------------------------
                                   10.000000        10.759998           7.60%            69,755          1995
--------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment         15.560452        14.825198          -4.73%         2,198,091          1999
Trust-Morgan Stanley Real       ------------------------------------------------------------------------------------
Estate Securities Portfolio- NQ    17.856559        15.560452         -12.86%         2,423,893          1998
                                ------------------------------------------------------------------------------------
                                   14.908696        17.856659          19.77%         4,254,738          1997
                                ------------------------------------------------------------------------------------
                                   10.759998        14.908696          38.56%         2,361,457          1996
                                ------------------------------------------------------------------------------------
                                   10.000000        10.759998           7.60%           131,252          1995
--------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                                  ACCUMULATION                      PERCENT         NUMBER OF
                                  UNIT VALUE AT    ACCUMULATION     CHANGE IN       ACCUMULATION
                                  BEGINNING OF     UNIT VALUE AT    ACCUMULATION    UNITS AT END OF
UNDERLYING MUTUAL FUND            PERIOD           END OF PERIOD    UNIT VALUE      PERIOD               YEAR
-------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-              11.567145        17.499626          51.29%         3,168,692          1999
International Equity            ------------------------------------------------------------------------------------
Portfolio-Q                        11.135857        11.567145           3.87%         4,923,915          1998
                                ------------------------------------------------------------------------------------
                                   11.554772        11.135857          -3.63%         5,873,960          1997
                                ------------------------------------------------------------------------------------
                                   10.655759        11.554772           8.44%         4,575,313          1996
                                ------------------------------------------------------------------------------------
                                   10.000000        10.655759           6.56%           707,567          1995
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-              11.567145        17.499626          51.29%         5,861,047          1999
International Equity            ------------------------------------------------------------------------------------
Portfolio-NQ                       11.135857        11.567145           3.87%         3,738,519          1998
                                ------------------------------------------------------------------------------------
                                   11.554772        11.135857          -3.63%         8,729,469          1997
                                ------------------------------------------------------------------------------------
                                   10.655759        11.554772           8.44%         7,026,060          1996
                                ------------------------------------------------------------------------------------
                                   10.000000        10.655759           6.56%         1,351,263          1995
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Global       11.927880        19.229243          61.21%           776,179          1999
Post-Venture Capital            ------------------------------------------------------------------------------------
Portfolio-Q                        11.357831        11.927880           5.02%           531,483          1998
                                ------------------------------------------------------------------------------------
                                   10.163549        11.357831          11.75%           267,447          1997
                                ------------------------------------------------------------------------------------
                                   10.000000        10.163549           1.64%           258,812          1996*
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust- Global       11.927880        19.229243          61.21%           874,495          1999
Post-Venture Capital            ------------------------------------------------------------------------------------
Portfolio-NQ                       11.357897        11.927880           5.02%           448,154          1998
                                ------------------------------------------------------------------------------------
                                   10.163549        11.357831          11.75%           313,129          1997
                                ------------------------------------------------------------------------------------
                                   10.000000        10.163549           1.64%           266,629          1996*
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-              15.240137        25.407601          66.72%         3,631,606          1999
Small Company Growth            ------------------------------------------------------------------------------------
Portfolio-Q                        15.910364        15.240137          -4.21%         5,715,168          1998
                                ------------------------------------------------------------------------------------
                                   13.952718        15.910364          14.03%         4,888,419          1997
                                ------------------------------------------------------------------------------------
                                   12.423899        13.952718          12.31%         3,578,020          1996
                                ------------------------------------------------------------------------------------
                                   10.000000        12.423899          24.24%           972,182          1995
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-              15.240137        25.407601          66.72%         5,844,172          1999
Small Company Growth            ------------------------------------------------------------------------------------
Portfolio-NQ                       15.910364        15.240137          -4.21%         4,595,026          1998
                                ------------------------------------------------------------------------------------
                                   13.952718        15.910364          14.03%         7,458,638          1997
                                ------------------------------------------------------------------------------------
                                   12.423899        13.952718          12.31%         5,095,747          1996
                                ------------------------------------------------------------------------------------
                                   10.000000        12.423899          24.24%         1,536,271          1995
--------------------------------------------------------------------------------------------------------------------

(1) The Dreyfus Variable Investment Fund - Capital Appreciation Portfolio, Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio, and Oppenheimer Variable Account Funds Oppenheimer Capital Appreciation Fund/VA (formerly - Oppenheimer Growth Fund) were added to the variable account on July 14, 1997. Consequently, the condensed financial information reflect the reporting period from July 14, 1997 to December 31, 1997. The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund - Growth & Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Post-Venture Capital Portfolio were added to variable account on December 23, 1996. Consequently, the condensed financial information reflects the reporting period from December 23, 1996 to December 31, 1996.

(2) The American Century Variable Portfolios, Inc. - American Century VP Income & Growth, NSAT - Nationwide Small Cap Value Fund and Neuberger & Berman
    AMT - Guardian Portfolio were added to the variable account on May 1, 1998. Consequently the condensed financial information reflects the reporting period from May 1, 1998 through December 31, 1998.

* The 7-day yield on the NSAT Money Market Fund as of December 31, 1999 was
  3.97%.